Financial Risks - Summary of Value-At-Risk Analysis Measurement Foreign Currency Positions (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Year-end [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 196,900	¥ 202,400
Average [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	187,725	216,200
Maximum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	196,900	227,700
MInimum [Member]
Disclosure of value-at-risk analysis measurement foreign currency positions [Line items]
Foreign Currency Positions	¥ 178,400	¥ 202,400